Short-term bank loans and other debt (Tables)	12 Months Ended
Dec. 31, 2024
Short-term bank loans and other debt
Schedule of short-term bank loans and other debt

	December 31,	December 31,
	2023	2024
	US$	US$
Loan from Hua Xia Bank Co., Ltd.
Due March 21, 2023 at 7.00% per annum	3,953,295	3,895,164

Loan from Everbright Bank
Due October 19, 2022 at 8.00% per annum	4,207,435	4,145,568

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 13, 2023, at 11.00% per annum	4,165,078	4,103,834

Loan from Beijing Dingcheng Pawnshop Co., Ltd
Due September 9, 2022 at 19.20% per annum	1,553,080	1,530,243

Loan from Bank of Zhengzhou
Due March 28, 2023, at 6.50% per annum	49,416,183	48,689,556

Total short-term bank loans and other debt	63,295,071	62,364,365